[logo] PIONEER Investments(R)







                                                 March 10, 2006

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:       Pioneer Independence Fund (the "Fund")
          (File Nos. 333-42105 and 811-08547)
          CIK No. 0001051010

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of the Fund's Class A and Class C Shares prospectus, Class Y Shares prospectus and multi-class statement of additional information that would have been filed under paragraph
(c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 10 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0001051010-06-000004) on March 9, 2006.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4699.
                                                 Very truly yours,


                                                 /s/ Karen Jacoppo-Wood
                                                     Karen Jacoppo-Wood
                                                     Counsel



cc:  Christopher J. Kelley, Esq.
     David C. Phelan, Esq.








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."